Annual Total Returns (Vanguard Russell 2000 Value Index Fund - Institutional Shares Institutional) (Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Value Index Fund - Institutional Shares)
12 Months Ended
Aug. 31, 2014
Vanguard Russell 2000 Value Index Fund | Vanguard Russell 2000 Value Index Fund - Institutional Shares
Annual Total Return
2013	34.43%